Schedule of investments
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 91.53%<<
Fixed Income Funds — 33.77%
Macquarie VIP Corporate Bond Series – Service Class	17,712,600	$ 82,717,843
Macquarie VIP High Income Series – Standard Class	885,410	2,558,833
Macquarie VIP Limited-Term Bond Series – Service Class	7,054,633	32,945,137
		118,221,813
Global / International Equity Fund — 19.18%
Macquarie VIP International Core Equity Series – Standard Class	3,525,070	67,152,572
		67,152,572
US Equity Funds — 38.58%
Macquarie VIP Core Equity Series – Service Class	4,512,824	62,953,894
Macquarie VIP Growth and Income Series – Standard Class	1,285,636	45,035,820
Macquarie VIP Smid Cap Core Series – Service Class	791,854	10,151,571
Macquarie VIP Value Series – Service Class	3,924,063	16,912,713
		135,053,998
Total Affiliated Mutual Funds (cost $342,907,904)		320,428,383

Exchange-Traded Funds — 6.51%<<
Macquarie Focused International Core ETF	67,274	1,745,841
Macquarie Focused Large Growth ETF	700,200	21,041,010
Total Exchange-Traded Funds (cost $22,502,564)		22,786,851

	Number of shares	Value (US $)

Short-Term Investments — 2.38%
Money Market Mutual Funds — 2.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	2,083,549	$ 2,083,549
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	2,083,549	2,083,549
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	2,083,550	2,083,550
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	2,083,549	2,083,549
Total Short-Term Investments (cost $8,334,197)		8,334,197

Total Value of Securities—100.42% (cost $373,744,665)		351,549,431
Liabilities Net of Receivables and Other Assets—(0.42%)		(1,461,014)
Net Assets Applicable to 77,028,989 Shares Outstanding — 100.00%		$350,088,417
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV042 [0925] 1125 (4967853)    1